5. NOTES PAYABLE AND CONVERTIBLE NOTES (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Payoff of short term bridge financing	$ 432,938	$ 432,938
Payoff of lines of credit with Commerica Bank	1,745,799	1,745,799
Payoff of senior debt to Comerica Bank	7,953,433	7,953,433
Refinancing fees	712,830	712,830
Total	$ 10,845,000	$ 10,845,000